Operating Segments - Schedule of Net Revenue and Total Assets Based on Geography (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		$ 77,182,547	$ 72,918,124	$ 72,613,910
Total assets		40,685,373	42,577,834	39,885,511
North and Central America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[1]	45,104,352	43,121,198	42,934,979
Total assets	[1]	18,488,384	19,639,926	28,967,943
South America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		21,658,326	18,160,466	19,022,041
Total assets		13,926,766	17,674,813	16,883,845
Australia [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		6,105,791	5,771,385	6,373,122
Total assets		4,827,633	3,764,222	3,611,682
Europe [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		5,999,271	5,979,750	5,588,847
Total assets		5,002,706	5,297,784	5,036,017
Others [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		375,961	264,904	189,715
Total assets		309,238	2,088,346	2,158,279
Reportable segments [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		79,243,701	73,297,703	74,108,704
Total assets		42,554,727	48,465,091	56,657,766
Intercompany elimination [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[2]	(2,061,154)	(379,579)	(1,494,794)
Total assets	[2]	$ (1,869,354)	$ (5,887,257)	$ (16,772,255)

[1]	Including the holdings located in Europe that are part of the North American operation.
[2]	Includes intercompany and intersegment transactions.